As filed with the Securities and Exchange Commission on March 11, 2004


                                               Securities Act File No. 2-10685
                                       Investment Company Act File No. 811-214
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-1A
                       REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 |X|
                          Pre-Effective Amendment No.                      |_|

                      Post-Effective Amendment No. 96                      |X|

                                    and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|
                               Amendment No.                               |X|
                       (Check Appropriate Box or Boxes)



                          SENTINEL GROUP FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)


               National Life Drive
               Montpelier, Vermont                        05604
   (Address of Principal Executive Offices)            (Zip Code)
                                (802) 229-3113
             (Registrant's Telephone Number, including Area Code)




             D. Russell Morgan, Esq.                 Copy to:
         c/o Sentinel Advisors Company          John A. MacKinnon, Esq.
              National Life Drive              Sidley Austin Brown & Wood LLP
            Montpelier, Vermont 05604               787 Seventh Avenue
    (Name and Address of Agent for Service)        New York, New York 10019

                                  ---------

 It is proposed that this filing will become effective (check appropriate box)
        | | immediately upon filing pursuant to paragraph (b)
        |X| on March 29, 2004 pursuant to paragraph (b)
        | | 60 days after filing pursuant to paragraph (a)(1)
        | | on (date) pursuant to paragraph (a)(1)
        | | 75 days after filing pursuant to paragraph (a)(2)
        | | on (date) pursuant to paragraph (a)(2) of Rule 485.
 If appropriate, check the following box:
        | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  ---------


 Title of Securities Being Registered: Common Stock, par value $.01 per share.

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Parts A and B have been previously filed. The purpose of this filing is to designate a new effectiveness date pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1993, as amended, (the "Securities Act") for Post-Effective Amendment No. 95 to the Registrant's registration statement, which was filed with the Commission on December 29, 2003 pursuant to Rule 485(a) under the Securities Act.


                                    Part C

                               Other Information
                               -----------------

Item 23.   Exhibits
           --------
           1. (a) Amended and Restated Articles of Incorporation of the Registrant.(3)
           1. (b) Articles of Amendment reclassifying capital stock as Class A shares.(1)
           1. (c) Articles Supplementary creating Class B shares of capital stock.(1)
           1. (d) Articles of Amendment relating to name change of Sentinel Short Maturity Government Fund.(2)
           1. (e) Articles of Amendment relating to name change of Sentinel Small Company Fund.(2)
           1. (f) Articles of Amendment relating to name change of Sentinel Emerging Growth Fund.(3)
           1. (g) Articles Supplementary creating Class C shares of capital stock.(1)
           1. (h) Articles Supplementary creating Class D shares of Sentinel Balanced Fund.(6)
           1. (i) Articles of Amendment relating to name change of Sentinel Mid Cap Growth.(4)
           1. (j) Articles Supplementary creating Class A shares and Class B shares of Sentinel Growth Index Fund.(5)
           1. (k) Form of Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Flex Cap Opportunity Fund.(7)
           1. (l) Form of Articles Supplementary creating Class C shares of capital stock of Sentinel MidCap Growth Fund and Sentinel Growth Index Fund.(10)
           1. (m) Form of Articles Supplementary creating Class C of Sentinel Small Company Fund.(13)
           1. (n) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Small Company Fund.(14)
           1. (o) Articles of Amendment relating to name change of Sentinel International Equity Fund.(14)
           1. (p) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Short Maturity Government Fund.(14)
           1. (q) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Capital Markets Income Fund.(14)
           2. By-Laws of the Registrant, as amended.(1)

           3. Portion of the Articles of Incorporation and the By-Laws of the Registrant defining the rights of holders of Class A shares of each Fund as series of the Registrant.(11)
           4. (a) Investment Advisory Agreement between the Registrant and Sentinel Advisors Company (the "Advisor"), dated as of March 1, 1993.(10)
           4. (b) Investment Subadvisory Agreement between the Advisor and INVESCO Capital Management, Inc.(8)
           4. (c) Investment Subadvisory Agreement between the Advisor and Evergreen Investment Management Company.(8)
           4. (d) Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel Growth Index Fund.(5)
           4. (e) Sub-Investment Advisory Agreement between the Advisor and INVESCO Global Asset Management (N.A.), Inc. relating to Sentinel Growth Index Fund.(5)
           4. (f) Form of Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel Flex Cap Opportunity Fund. (7)

           4. (g) Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel High Yield Bond Fund, dated as of June 1, 1997.(10)
           4. (h) Form of Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel Capital Markets Income Fund.(14)
           4. (i) Form of Sub-Investment Advisory Agreement between the Advisor and Evergreen Investment Management Company relating to Sentinel Capital Markets Income Fund.(14)
           4. (j) Form of Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel Mid Cap Core Fund.

           4. (k) Amendment No. 1 to the Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel Flex Cap Opportunity Fund.
(15)
           4. (l) Amendment No. 2 to the Investment Advisory Agreement between the Registrant and the Advisor relating to Sentinel Flex Cap Opportunity Fund.
(15)

           5. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993.(10)
           5. (b) Form of Dealer Agreement.(10) 6. None. 7. Custody Agreement between the Registrant and Investors Fiduciary Trust Company ("IFTC"), dated December 1, 1989.(1)
           8. (a) Dividend Paying Agent Agreement between the Registrant and IFTC, dated December 1, 1989.(1)
           8. (b) Service Agreement between Sentinel Administrative Service Corporation and

IFTC, dated December 1, 1989.(1)
           8. (c) Administrative Services Agreement between Sentinel Administrative Service Corporation and IFTC, dated December 1, 1989.(1)
           8. (d) Fund Services Agreement between the Registrant and Sentinel Administrative Services Company ("SASC"), dated as of March 1, 1993.(10)
           9. Opinion of Brown & Wood LLP, counsel to the Registrant.(2)

           10. Consent of _________________________, independent accountants for the Registrant

           11. To be filed by amendment.
           12.(a) None.
           13.(a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(5)
           13.(b) Amended Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(5)
           13.(c) Amended Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(10)
           13.(d) Class D Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(6)
           14. Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (14)
           15. (a) Code of Ethics of the Registrant, as amended through February 12, 2002.(13)
           15.(b) Code of Ethics of Advisor, as amended through February 12, 2002.(13)
           15.(c) Code of Ethics of Distributor.(12)
------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement filed on January 12, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement filed on March 28, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement filed on March 29, 1996.
(4) Incorporated by reference to Post-Effective Amendment 86 to the Registration Statement filed on March 31, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on June 30, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement filed on October 28, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement filed on December 16, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement filed on January 25, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement filed on April 2, 1998.
(10) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on March 30, 2000.
(11) Reference is made to Articles Fifth, Sixth, Seventh and Eighth of the Registrant's Articles of Incorporation, which is incorporated by reference as it was previously filed as Exhibit 1 to the Registration Statement; and to Paragraphs 4 through 12, 35 through 39, 43 through 45, 50 and 52 through 54 of the Registrant's By-Laws, previously filed as
      Exhibit 2 to the Registration Statement.
(12) Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement filed on January 25, 2001.
(13) Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement filed on March 29, 2002.
(14) Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on December 24, 2002.
(15) Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement filed on December 29, 2003.


Item 24.   Persons Controlled by or under Common Control
           With The Registrant
           ----------------------------------------------

           None.

Item 25.   Indemnification
           ---------------

           See paragraphs 3, 4, 5 and 6 of Article SEVENTH of the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit 1(a) to this Registration Statement.

           The existing Advisory Agreements (Exhibit 4 hereof) provides that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

           In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

           Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser
           --------------------------------------------------------

           Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement.


           Partners of the Advisor
           -----------------------
           Sentinel Management Co. - Managing General Partner
           Sentinel Advisors, Inc. - General Partner
           HTK of Delaware, Inc. - General Partner
           ProvidentMutual Managment Company, Inc., General Partner

           Officers of the Advisor
           -----------------------

           Rodney A. Buck, Chief Executive Officer

           Scott T. Brayman, Senior Vice President

           David M. Brownlee, Senior Vice President

           Van Harissis, Senior Vice President

           Robert L. Lee, Senior Vice President

           Judith W. O'Connell, Senior Vice President

           Kenneth J. Hart, Vice President

           Bruce R. Bottamini, Vice President

           Thomas H. Brownell, Senior Vice President

           William C. Kane, Vice President

           Jospeh A. Feeney, Vice President

           Dean R. Howe, Vice President

           Daniel J. Manion, Vice President

           John T. Boland, Vice President

           Daniel E. Gass, Vice President

           Deborah R. Healey, Vice President

           David M. O'Neal, Vice President

           Hilary T. Roper, Vice President

           Charles C. Schwartz, Vice President

           James K.McQueston, Secretary

           Each of the above officers is also an officer or employee of National Life Insurance Company or its subsidiary, NL Capital Management, Inc. The principal business address of each such company is National Life Drive, Montpelier, Vermont 05604.


Item 27.   Principal Underwriters
           ----------------------

      (a) The Registrant's principal underwriter, SFSC, also serves as principal underwriter for Sentinel Pennsylvania Tax-Free Trust.

      (b) As to each officer of SFSC:


Name and Principal             Positions and Offices                          Positions and Offices
Business Address                     With SFSC                                with the Registrant
----------------                     ---------                                -------------------
Joseph M. Rob               Chief Executive Officer                           President

Paul R. Catalogne           President, Chief                                  None
                            Marketing Officer and Acting CEO

John M. Grab, Jr.           Senior Vice President and                         Vice President
                            Chief Financial Officer

Sharon E. Bernard                         Treasurer                           None

James K. McQueston                        Secretary                           None


The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

           (c) Not applicable.


Item 28.   Location of Accounts and Records
           --------------------------------

      The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

      (a)  Sentinel Administrative Service Company
           National Life Drive
           Montpelier, Vermont 05604
           Rule 31a-1(a)
           Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)

           Rule 31a-2(a)(b)(c)(f)

      (b)  Sentinel Advisors Company
           National Life Drive
           Montpelier, Vermont 05604
           Rule 31a-1(a)(9)(10)(11)
           Rule 31a-1(d)(f)
           Rule 31a-2(a)(c)(f)

      (c)  Sentinel Financial Services Company
           National Life Drive
           Montpelier, Vermont  05604
           Rule 31a-1(d)
           Rule 31a-2(c)


Item 30.   Management Services
           -------------------

           Not applicable.


Item 32.   Undertakings
           ------------

           Not applicable.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 11th day of March, 2004.



                                           SENTINEL GROUP FUNDS, INC.
                                                  (Registrant)


                                           By:  /s/  Thomas H. MacLeay
                                                     Thomas H. MacLeay
                                                     Chairman, President & CEO


     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the date indicated.


Signature                                                      Title                               Date
---------                                                      -----                               ----

/s/ Thomas H. MacLeay                                          Chairman & President                March 11, 2004
--------------------------------------------------
Thomas H. MacLeay                                              (Chief Executive Officer)


--------------------------------------------------             Director
Richard J. Borda

John D. Feerick*                                               Director
--------------------------------------------------
John D. Feerick

Richard J. Johannesen, Jr.*                                    Director
--------------------------------------------------
Richard J. Johannesen, Jr.

Keniston P. Merrill*                                           Director
--------------------------------------------------
Keniston P. Merrill

Deborah G. Miller*                                             Director
--------------------------------------------------
Deborah G. Miller

John Raisian*                                                  Director
--------------------------------------------------
John Raisian




Nancy L. Rose*                                                 Director
--------------------------------------------------
Nancy L. Rose

_______________________________                                Director
Richard H. Showalter, Jr.

Susan M. Sterne*                                               Director
--------------------------------------------------
Susan M. Sterne

Angela E. Vallot*                                              Director
--------------------------------------------------
Angela E. Vallot


/s/ John M. Grab, Jr.                                          Vice President and Chief            March 11, 2004
--------------------------------------------------             Financial Officer (Principal
John M. Grab, Jr.                                              Financial and Accounting Officer)

 *By /s/ Thomas H. MacLeay
  ------------------------------------------------                                                 March 11, 2004
       Thomas H. MacLeay
         Attorney-in-Fact